SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment: [  ]; Amendment Number: ____________

         This Amendment (Check only one):    [  ]    is a restatement.
                                             [  ]    adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:      Randolph Company, Inc.
Address:   4200 Malsbary Road
           Cincinnati, Ohio 45242

Form 13F File Number: ____ _________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Carter F. Randolph, PhD
Title:     Chief Compliance Officer
Phone:     (513) 891-7144

Signature, Place, and Date of Signing:


/s/ Carter F. Randolph,   Cincinnati, Ohio     April 14, 2010

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manger(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0
                                        -------------


Form 13F Information Table Entry Total:           77
                                        -------------

Form 13F Information Table Value Totals     $ 490634
                                        ------------
                                         (thousands)

List of Other Included Managers:    N/A

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this report is filed (other than the one filing this report).

FORM 13F INFORMATION TABLE
			MARKET
	TITLE OF		VALUE	SHRS or	SH/	PUT/	INVSTMT 	OTHER 	  VOTING AUTHORITY
NAME OF ISSUER	 CLASS	CUSIP	(X $1,000)	PRN AMT	PRN	CALL	DSCRETN	MANAGERS	Sole	Shared	None
APACHE CORP COM	Com	37411105	670	6600	SH		SOLE		0	0	6600
AVERY DENNISON CORP CM	Com	53611109	146	4000	SH		SOLE		0	0	4000
BANCO SANTANDER SA COM	Com	05964H105	9786	737484	SH		SOLE		0	0	737484
BARRICK GOLD CORP COM	Com	67901108	4898	127758	SH		SOLE		0	0	127758
BRISTOL-MYERS SQUIBB CM	Com	110122108	8102	303450	SH		SOLE		0	0	303450
CHEVRON CORP COM	Com	166764100	10183	134290	SH		SOLE		0	0	134290
CHUBB CORP COM	Com	171232101	10214	197000	SH		SOLE		0	0	197000
CIMAREX ENERGY CO COM	Com	171798101	808	13600	SH		SOLE		0	0	13600
CINCINNATI FINANCIAL CORP COM	Com	172062101	733	25338	SH		SOLE		0	0	25338
CISCO SYSTEMS INC COM	Com	17275R102	911	35000	SH		SOLE		0	0	35000
CLEAN DIESEL TECHNOLOGIES INC COM	Com	18449C302	1	760	SH		SOLE		0	0	760
COCA COLA CO COM	Com	191216100	4175	75900	SH		SOLE		0	0	75900
CONOCOPHILLIPS CORP COM	Com	20825C104	10383	202920	SH		SOLE		0	0	202920
CONSOL ENERGY INC COM	Com	20854P109	43	998	SH		SOLE		0	0	998
COSTCO WHOLESALE CORPORATION COM	Com	22160K105	7815	130888	SH		SOLE		0	0	130888
COVIDIEN PLC ORD	Com	G2554F105	352	7000	SH		SOLE		0	0	7000
CSX CORP COM	Com	126408103	81	1600	SH		SOLE		0	0	1600
ELI LILLY & CO COM	Com	532457108	435	12000	SH		SOLE		0	0	12000
EXXON MOBIL CORPORATION COM	COM	30231G102	1	21	SH		SOLE		0	0	21
FIRST FINANCIAL BANCORP (OH) COM	Com	320209109	6864	386038	SH		SOLE		0	0	386038
FOSTER WHEELER AG COM	Com	H27178104	39	1450	SH		SOLE		0	0	1450
GENERAL MILLS INC COM	Com	370334104	6531	92252	SH		SOLE		0	0	92252
GENEREX BIOTECHNOLOGY CORP COM	Com	371485103	11	20000	SH		SOLE		0	0	20000
HEINZ H J CO COM	Com	423074103	235	5160	SH		SOLE		0	0	5160
HEWLETT PACKARD CO COM	Com	428236103	8254	155300	SH		SOLE		0	0	155300
HONEYWELL INTERNATIONAL INC COM	Com	438516106	11129	245830	SH		SOLE		0	0	245830
HRPT PROPERTIES TRUST COM	Com	40426W101	8665	1113778	SH		SOLE		0	0	1113778
HUNTINGTON BANCSHARES INC COM	Conv	446150401	3277	3344	SH		SOLE		0	0	3344
INTEL CORP COM	Com	458140100	10953	491394	SH		SOLE		0	0	491394
ISHARES MSCI AUSTRALIA	ETF	464286103	193	8026	SH		SOLE		0	0	8026
ISHARES MSCI EMERGING MKTS	ETF	464287234	765	18170	SH		SOLE		0	0	18170
ISHARES MSCI HONG KONG	ETF	464286871	46	2828	SH		SOLE		0	0	2828
ISHARES MSCI NETHERLANDS	ETF	464286814	100	4886	SH		SOLE		0	0	4886
ISHARES MSCI SINGAPORE	ETF	464286673	31	2734	SH		SOLE		0	0	2734
ISHARES MSCI SWITZERLAND	ETF	464286749	254	10978	SH		SOLE		0	0	10978
ISHARES RUSSELL 3000 GROWTH FUND	ETF	464287671	1	20	SH		SOLE		0	0	20
JOHNSON & JOHNSON COM	Com	478160104	6168	94600	SH		SOLE		0	0	94600
KIMBERLY CLARK CORP COM	Com	494368103	1019	16200	SH		SOLE		0	0	16200
KRAFT FOODS INC CL A	Com	50075N104	8	276	SH		SOLE		0	0	276
KROGER CO COM	Com	501044101	178	8224	SH		SOLE		0	0	8224
LIFE PARTNERS HOLDINGS INC COM	Com	53215T106	869	39179	SH		SOLE		0	0	39179
MAG SILVER CORP COM	Com	55903Q104	4	600	SH		SOLE		0	0	600
MARKET VECTORS VIETNAM ETF	EFT	57060U761	2296	91250	SH		SOLE		0	0	91250
MEDTRONIC INC COM	Com	585055106	720	16000	SH		SOLE		0	0	16000
MEMC ELECTRONICS MATERIALS COM	Com	552715104	3553	231800	SH		SOLE		0	0	231800
MERCK & CO INC. COM	COM	589331107	11665	312304	SH		SOLE		0	0	312304
MERIDIAN BIOSCIENCE INC COM	Com	589584101	2127	104400	SH		SOLE		0	0	104400
MILLIPORE CORP COM	Com	601073109	845	8000	SH		SOLE		0	0	8000
MIRANT TR ESCROW CNV PFD 6.25% SER A	CNV PFD	60467R126	0	2000	SH		SOLE		0	0	2000
MMM CO COM	Com	88579Y101	284	3400	SH		SOLE		0	0	3400
MORGAN JP,  CHASE & CO COM	Com	46625H100	1969	44005	SH		SOLE		0	0	44005
MORGAN STANLEY COM	Com	617446448	6580	224660	SH		SOLE		0	0	224660
NATIONAL GRID PLC COM	COM	636274300	5226	107200	SH		SOLE		0	0	107200
NORFOLK SOUTHERN CORP COM	Com	655844108	10356	185294	SH		SOLE		0	0	185294
OILSANDS QUEST INC COM	Com	678046103	15	20000	SH		SOLE		0	0	20000
ONEOK INC CM (NEW)	Com	682680103	2004	43900	SH		SOLE		0	0	43900
ORACLE CORP COM	Com	68389X105	11019	428600	SH		SOLE		0	0	428600
PEPSICO INC COM	Com	713448108	5167	78100	SH		SOLE		0	0	78100
PFIZER INC COM	Com	717081103	4919	286800	SH		SOLE		0	0	286800
PHARMATHENE INC COM	Com	717146102	15	10000	SH		SOLE		0	0	10000
PIEDMONT NATURAL GAS CO, INC COM	Com	720186105	110	4000	SH		SOLE		0	0	4000
PITNEY BOWES INC COM	Com	724479100	303	12400	SH		SOLE		0	0	12400
PNC FINL CORP COM	Com	693475105	4156	69614	SH		SOLE		0	0	69614
POWERSHARES DB AGRICULTURE FUND	ETF	73936B408	4209	173800	SH		SOLE		0	0	173800
POWERSHARES DB COMM IND FD ETF	ETF	73935S105	9388	399150	SH		SOLE		0	0	399150
PROCTER GAMBLE CO COM	Com	742718109	221181	3495821	SH		SOLE		0	0	3495821
QUALCOMM INC COM	Com	747525103	4731	112748	SH		SOLE		0	0	112748
ROYAL DUTCH SHELL PLC COM CLASS A	ADR	780259206	370	6400	SH		SOLE		0	0	6400
RPM INTERNATIONAL INC COM	Com	749685103	632	29600	SH		SOLE		0	0	29600
SMUCKER J M CO COM	Com	832696405	3629	60220	SH		SOLE		0	0	60220
SOUTHWEST AIRLINES CO COM	Com	844741108	8017	606400	SH		SOLE		0	0	606400
SPDR TR S&P 500 ETF TRUST	SPY	78462F103	12	101	SH		SOLE		0	0	101
TD AMERITRADE HOLDING CORP COM	Com	87236Y108	1115	58500	SH		SOLE		0	0	58500
TELEFLEX INC COM	Com	879369106	218	3400	SH		SOLE		0	0	3400
TIME WARNER INC COM	Com	887323207	10754	343903	SH		SOLE		0	0	343903
TORONTO DOMINION BK ONT COM NEW	Com	891160509	8144	109200	SH		SOLE		0	0	109200
VERIZON COMMUNICATIONS COM	Com	92343v104	9574	308647	SH		SOLE		0	0	308647